Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2025 USD ($)
Non-cash transactions on purchase of property and equipment	[1]
Non-cash transactions on purchase of property and equipment
Scenario One [Member]
Non-cash transactions on purchase of property and equipment	63,200,000
Non-cash transactions on purchase of property and equipment	41,000,000.0
Non-cash transactions on research and development services	$ 104,200,000

[1]	The non-cash transactions include the purchase of property and equipment amounted to $63.2 million, research and development services amounted to $41.0 million, in exchange for capital contribution of $104.2 million by shareholders.